Business Segment And Geographic Information	12 Months Ended
Mar. 31, 2012
Business Segment And Geographic Information

15.    Segment and geographic information:

The operating segments reported below are those for which segment-specific financial information is available. NTT Group’s chief operating decision maker uses this financial information to make decisions on the allocation of financial resources and to evaluate business performance. Accounting policies used to determine segment profit/loss and segment assets are consistent with those used to prepare the consolidated financial statements in accordance with accounting principles generally accepted in the United States.

The regional communications business segment principally comprises revenues from fixed voice related services, IP/packet communications services, sales of telecommunications equipment, and other operating revenues.

The long distance and international communications business segment principally comprises revenues from fixed voice related services, IP/packet communications services, system integration services and other operating revenues.

The mobile communications business segment principally comprises revenues from mobile voice related services, IP/packet communications services and sales of telecommunications equipment.

The data communications business segment principally comprises revenues from system integration services.

The other segment principally comprises operating revenues from such activities as building maintenance, real estate rental, systems development, leasing, and research and development.

Sales and operating revenue:

Year Ended March 31	2010	2011	2012
	Millions of yen
Sales and operating revenue:
Regional communications business—
External customers	¥3,449,437	¥3,529,551	¥3,306,656
Intersegment	514,906	497,657	458,115

Total	3,964,343	4,027,208	3,764,771
Long distance and international communications business—(*)
External customers	1,145,949	1,223,429	1,573,150
Intersegment	113,693	109,223	105,506

Total	1,259,642	1,332,652	1,678,656
Mobile communications business—
External customers	4,243,432	4,191,795	4,211,099
Intersegment	40,972	32,478	28,904

Total	4,284,404	4,224,273	4,240,003
Data communications business—
External customers	1,007,274	1,031,107	1,108,212
Intersegment	125,239	132,081	143,598

Total	1,132,513	1,163,188	1,251,810
Other—
External customers	335,284	329,121	308,245
Intersegment	797,332	791,146	780,794

Total	1,132,616	1,120,267	1,089,039
Elimination	(1,592,142)	(1,562,585)	(1,516,917)

Consolidated total	¥10,181,376	¥10,305,003	¥10,507,362

(*)	The operating revenues (External customer and Total) for the long-distance and international communications business segment for the fiscal year ended March 31, 2011 and 2012 includes Dimension Data’s operating revenues of ¥78,461 million and ¥465,729 million, respectively.

Segment profit:

Year Ended March 31	2010	2011	2012
	Millions of yen
Segment profit:
Regional communications business	¥82,105	¥127,252	¥86,906
Long distance and international communications business	98,230	97,089	116,669
Mobile communications business	828,449	839,102	876,406
Data communications business	64,866	76,978	71,542
Other	13,326	44,857	56,857

Total segment profit	1,086,976	1,185,278	1,208,380
Elimination	30,717	29,631	14,586

Consolidated operating income	1,117,693	1,214,909	1,222,966
Other income	102,071	73,829	103,737
Other expenses	99,693	112,941	87,373

Consolidated income before income taxes and equity in earnings (losses) of affiliated companies	¥1,120,071	¥1,175,797	¥1,239,330

Equity in earnings (losses) of affiliated companies:
Regional communications business	¥177	¥77	¥93
Long distance and international communications business	657	432	900
Mobile communications business	(3,105)	(9,913)	(14,231)
Data communications business	(142)	91	27
Other	11,207	10,983	10,225

Consolidated total	¥8,794	¥1,670	¥(2,986)

Segment assets:

As of March 31	2010	2011	2012
	Millions of yen
Segment Assets:
Regional communications business	¥7,642,212	¥7,659,004	¥7,456,797
Long distance and international communications business	1,315,930	1,770,589	1,770,522
Mobile communications business	6,905,750	6,945,024	7,090,883
Data communications business	1,324,508	1,502,352	1,515,686
Other	9,901,694	10,009,775	9,924,722

Total segment assets	27,090,094	27,886,744	27,758,610
Elimination	(8,151,039)	(8,221,148)	(8,368,911)

Consolidated total assets	¥18,939,055	¥19,665,596	¥19,389,699

(Note)	Elimination includes offsetting the carrying amount of the parent’s investment in each subsidiary and the parent’s portion of equity of each subsidiary.

Goodwill resulting from an acquisition is included in segment assets of the respective business in which the acquired business has been included. See Note 8.

Other significant items:

Year Ended March 31	2010	2011	2012
	Millions of yen
Depreciation and amortization:
Regional communications business	¥884,810	¥847,483	¥816,307
Long distance and international communications business	137,269	134,423	137,176
Mobile communications business	706,942	698,690	688,518
Data communications business	151,067	148,404	140,075
Other	125,165	127,419	122,728

Total segment	2,005,253	1,956,419	1,904,804
Elimination	6,811	6,115	5,894

Consolidated total	¥2,012,064	¥1,962,534	¥1,910,698

Capital investments for segment assets:
Regional communications business	¥874,204	¥806,953	¥811,803
Long distance and international communications business	129,010	135,452	152,348
Mobile communications business	686,508	668,476	726,833
Data communications business	162,571	139,070	133,966
Other	134,831	120,155	121,660

Consolidated total	¥1,987,124	¥1,870,106	¥1,946,610

Point program expenses:
Regional communications business	¥—	¥7,760	¥5,615
Long distance and international communications business	1,842	2,145	2,166
Mobile communications business	142,220	126,847	95,790

Consolidated total	¥144,062	¥136,752	¥103,571

The capital investments in the above table represent the additions to fixed assets of each segment.

For segment information related to goodwill impairments, see Note 8.

Transfers between operating segments are made at arms-length prices. Operating income is sales and operating revenue less costs and operating expenses.

Geographic information is not presented due to immateriality of revenue and tangible long-lived assets attributable to customers and operations outside of Japan.

There have been no sales and operating revenue from transactions with a single external customer amounting to 10% or more of NTT Group’s revenues for the fiscal years ended March 31, 2010, 2011 and 2012.

Due to the impact of the Great East Japan Earthquake which occurred on March 11, 2011, NTT Group's telecommunications facilities and buildings, among other things, were damaged. For the fiscal year ended March 31, 2011, ¥28,225 million was recorded in consolidated operating expenses as a loss on retirement of damaged facilities, expenses incurred for restoration work and other expenses which resulted from this earthquake. The expenses incurred by business segments were: regional communications, ¥15,700 million; long-distance and international communications, ¥1,042 million; mobile communications, ¥5,843 million; data communications, ¥345 million; and other, ¥5,295 million.

For the fiscal year ended March 31, 2012, ¥19,505 million was recorded in consolidated operating expenses as expenses incurred for restoration work and other expenses which resulted from this earthquake.